Distribution Date:	03/17/23	Morgan Stanley Capital I Trust 2022-L8
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2022-L8
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		Jane Lam		cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Exchangeable Certificate Factor Detail	6				trustadministrationgroup@wellsfargo.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Bond / Collateral Reconciliation - Balances	9		Executive Vice President – Division Head	(913) 253-9000	noticeadmin@midlandls.com
Current Mortgage Loan and Property Stratification	10-14		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	15-16	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 2)	17-18		Heather Bennett and Job Warshaw		lnr.cmbs.notices@lnrproperty.com
Principal Prepayment Detail	19		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Detail	20	Representations Reviewer
Delinquency Loan Detail	21		Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Collateral Stratification and Historical Detail	22		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61774LAW9	3.172000%	9,100,000.00	7,937,050.48	155,456.74	20,980.27	0.00	0.00	176,437.01	7,781,593.74	30.06%	30.00%
A-2	61774LAX7	3.794689%	30,000,000.00	30,000,000.00	0.00	94,867.24	0.00	0.00	94,867.24	30,000,000.00	30.06%	30.00%
A-3	61774LAY5	3.644000%	20,000,000.00	20,000,000.00	0.00	60,733.33	0.00	0.00	60,733.33	20,000,000.00	30.06%	30.00%
A-SB	61774LAZ2	3.794689%	16,400,000.00	16,400,000.00	0.00	51,860.76	0.00	0.00	51,860.76	16,400,000.00	30.06%	30.00%
A-4	61774LBA6	3.725000%	166,893,000.00	166,893,000.00	0.00	518,063.69	0.00	0.00	518,063.69	166,893,000.00	30.06%	30.00%
A-5	61774LBF5	3.794689%	237,382,000.00	237,382,000.00	0.00	750,659.14	0.00	0.00	750,659.14	237,382,000.00	30.06%	30.00%
A-S	61774LBN8	3.794689%	78,821,000.00	78,821,000.00	0.00	249,251.01	0.00	0.00	249,251.01	78,821,000.00	18.54%	18.50%
B	61774LBT5	3.794689%	28,272,000.00	28,272,000.00	0.00	89,402.88	0.00	0.00	89,402.88	28,272,000.00	14.40%	14.38%
C	61774LBY4	3.794689%	28,273,000.00	28,273,000.00	0.00	89,406.05	0.00	0.00	89,406.05	28,273,000.00	10.27%	10.25%
D	61774LAG4	2.500000%	14,564,000.00	14,564,000.00	0.00	30,341.67	0.00	0.00	30,341.67	14,564,000.00	8.14%	8.13%
E	61774LAJ8	2.500000%	11,138,000.00	11,138,000.00	0.00	23,204.17	0.00	0.00	23,204.17	11,138,000.00	6.51%	6.50%
F	61774LAL3	2.500000%	15,421,000.00	15,421,000.00	0.00	32,127.08	0.00	0.00	32,127.08	15,421,000.00	4.26%	4.25%
G	61774LAN9	2.500000%	6,854,000.00	6,854,000.00	0.00	14,279.17	0.00	0.00	14,279.17	6,854,000.00	3.26%	3.25%
H-RR*	61774LAQ2	3.794689%	22,276,176.00	22,276,176.00	0.00	70,384.99	0.00	0.00	70,384.99	22,276,176.00	0.00%	0.00%
V	61774LAT6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61774LAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			685,394,176.00	684,231,226.48	155,456.74	2,095,561.45	0.00	0.00	2,251,018.19	684,075,769.74

X-A	61774LBL2	0.040924%	479,775,000.00	478,612,050.48	0.00	16,322.32	0.00	0.00	16,322.32	478,456,593.74
X-D	61774LAA7	1.294689%	25,702,000.00	25,702,000.00	0.00	27,730.09	0.00	0.00	27,730.09	25,702,000.00
X-F	61774LAC3	1.294689%	15,421,000.00	15,421,000.00	0.00	16,637.84	0.00	0.00	16,637.84	15,421,000.00
X-G	61774LAE9	1.294689%	6,854,000.00	6,854,000.00	0.00	7,394.83	0.00	0.00	7,394.83	6,854,000.00
Notional SubTotal			527,752,000.00	526,589,050.48	0.00	68,085.08	0.00	0.00	68,085.08	526,433,593.74

Deal Distribution Total					155,456.74	2,163,646.53	0.00	0.00	2,319,103.27

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61774LAW9	872.20334945	17.08315824	2.30552418	0.00000000	0.00000000	0.00000000	0.00000000	19.38868242	855.12019121
A-2	61774LAX7	1,000.00000000	0.00000000	3.16224133	0.00000000	0.00000000	0.00000000	0.00000000	3.16224133	1,000.00000000
A-3	61774LAY5	1,000.00000000	0.00000000	3.03666650	0.00000000	0.00000000	0.00000000	0.00000000	3.03666650	1,000.00000000
A-SB	61774LAZ2	1,000.00000000	0.00000000	3.16224146	0.00000000	0.00000000	0.00000000	0.00000000	3.16224146	1,000.00000000
A-4	61774LBA6	1,000.00000000	0.00000000	3.10416668	0.00000000	0.00000000	0.00000000	0.00000000	3.10416668	1,000.00000000
A-5	61774LBF5	1,000.00000000	0.00000000	3.16224120	0.00000000	0.00000000	0.00000000	0.00000000	3.16224120	1,000.00000000
A-S	61774LBN8	1,000.00000000	0.00000000	3.16224115	0.00000000	0.00000000	0.00000000	0.00000000	3.16224115	1,000.00000000
B	61774LBT5	1,000.00000000	0.00000000	3.16224109	0.00000000	0.00000000	0.00000000	0.00000000	3.16224109	1,000.00000000
C	61774LBY4	1,000.00000000	0.00000000	3.16224136	0.00000000	0.00000000	0.00000000	0.00000000	3.16224136	1,000.00000000
D	61774LAG4	1,000.00000000	0.00000000	2.08333356	0.00000000	0.00000000	0.00000000	0.00000000	2.08333356	1,000.00000000
E	61774LAJ8	1,000.00000000	0.00000000	2.08333363	0.00000000	0.00000000	0.00000000	0.00000000	2.08333363	1,000.00000000
F	61774LAL3	1,000.00000000	0.00000000	2.08333312	0.00000000	0.00000000	0.00000000	0.00000000	2.08333312	1,000.00000000
G	61774LAN9	1,000.00000000	0.00000000	2.08333382	0.00000000	0.00000000	0.00000000	0.00000000	2.08333382	1,000.00000000
H-RR	61774LAQ2	1,000.00000000	0.00000000	3.15965316	0.00258797	0.07799274	0.00000000	0.00000000	3.15965316	1,000.00000000
V	61774LAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61774LAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61774LBL2	997.57605227	0.00000000	0.03402078	0.00000000	0.00000000	0.00000000	0.00000000	0.03402078	997.25203218
X-D	61774LAA7	1,000.00000000	0.00000000	1.07890787	0.00000000	0.00000000	0.00000000	0.00000000	1.07890787	1,000.00000000
X-F	61774LAC3	1,000.00000000	0.00000000	1.07890798	0.00000000	0.00000000	0.00000000	0.00000000	1.07890798	1,000.00000000
X-G	61774LAE9	1,000.00000000	0.00000000	1.07890721	0.00000000	0.00000000	0.00000000	0.00000000	1.07890721	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/23 - 02/28/23	30	0.00	20,980.27	0.00	20,980.27	0.00	0.00	0.00	20,980.27	0.00
A-2	02/01/23 - 02/28/23	30	0.00	94,867.24	0.00	94,867.24	0.00	0.00	0.00	94,867.24	0.00
A-3	02/01/23 - 02/28/23	30	0.00	60,733.33	0.00	60,733.33	0.00	0.00	0.00	60,733.33	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	51,860.76	0.00	51,860.76	0.00	0.00	0.00	51,860.76	0.00
A-4	02/01/23 - 02/28/23	30	0.00	518,063.69	0.00	518,063.69	0.00	0.00	0.00	518,063.69	0.00
A-5	02/01/23 - 02/28/23	30	0.00	750,659.14	0.00	750,659.14	0.00	0.00	0.00	750,659.14	0.00
X-A	02/01/23 - 02/28/23	30	0.00	16,322.32	0.00	16,322.32	0.00	0.00	0.00	16,322.32	0.00
X-D	02/01/23 - 02/28/23	30	0.00	27,730.09	0.00	27,730.09	0.00	0.00	0.00	27,730.09	0.00
X-F	02/01/23 - 02/28/23	30	0.00	16,637.84	0.00	16,637.84	0.00	0.00	0.00	16,637.84	0.00
X-G	02/01/23 - 02/28/23	30	0.00	7,394.83	0.00	7,394.83	0.00	0.00	0.00	7,394.83	0.00
A-S	02/01/23 - 02/28/23	30	0.00	249,251.01	0.00	249,251.01	0.00	0.00	0.00	249,251.01	0.00
B	02/01/23 - 02/28/23	30	0.00	89,402.88	0.00	89,402.88	0.00	0.00	0.00	89,402.88	0.00
C	02/01/23 - 02/28/23	30	0.00	89,406.05	0.00	89,406.05	0.00	0.00	0.00	89,406.05	0.00
D	02/01/23 - 02/28/23	30	0.00	30,341.67	0.00	30,341.67	0.00	0.00	0.00	30,341.67	0.00
E	02/01/23 - 02/28/23	30	0.00	23,204.17	0.00	23,204.17	0.00	0.00	0.00	23,204.17	0.00
F	02/01/23 - 02/28/23	30	0.00	32,127.08	0.00	32,127.08	0.00	0.00	0.00	32,127.08	0.00
G	02/01/23 - 02/28/23	30	0.00	14,279.17	0.00	14,279.17	0.00	0.00	0.00	14,279.17	0.00
H-RR	02/01/23 - 02/28/23	30	1,674.43	70,442.64	0.00	70,442.64	57.65	0.00	0.00	70,384.99	1,737.38
Totals			1,674.43	2,163,704.18	0.00	2,163,704.18	57.65	0.00	0.00	2,163,646.53	1,737.38

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-4 (EC)	N/A	3.725000%	166,893,000.00	166,893,000.00	0.00	518,063.69	0.00	0.00	518,063.69	166,893,000.00
A-4-1	61774LBB4	N/A	166,893,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	61774LBC2	N/A	166,893,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	61774LBD0	N/A	166,893,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	61774LBE8	N/A	166,893,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	N/A	3.794689%	237,382,000.00	237,382,000.00	0.00	750,659.14	0.00	0.00	750,659.14	237,382,000.00
A-5-1	61774LBG3	N/A	237,382,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	61774LBH1	N/A	237,382,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	61774LBJ7	N/A	237,382,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	61774LBK4	N/A	237,382,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	3.794689%	78,821,000.00	78,821,000.00	0.00	249,251.01	0.00	0.00	249,251.01	78,821,000.00
A-S-1	61774LBP3	N/A	78,821,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	61774LBQ1	N/A	78,821,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	61774LBR9	N/A	78,821,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	61774LBS7	N/A	78,821,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	3.794689%	28,272,000.00	28,272,000.00	0.00	89,402.88	0.00	0.00	89,402.88	28,272,000.00
B-1	61774LBU2	N/A	28,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	61774LBV0	N/A	28,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	61774LBW8	N/A	28,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	61774LBX6	N/A	28,272,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	3.794689%	28,273,000.00	28,273,000.00	0.00	89,406.05	0.00	0.00	89,406.05	28,273,000.00
C-1	61774LBZ1	N/A	28,273,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	61774LCA5	N/A	28,273,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	61774LCB3	N/A	28,273,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	61774LCC1	N/A	28,273,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,698,205,000.00	539,641,000.00	0.00	1,696,782.77	0.00	0.00	1,696,782.77	539,641,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-4-1	61774LBB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	61774LBC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-1	61774LBG3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-2	61774LBH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	61774LBP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	61774LBQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	61774LBU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	61774LBV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	61774LBZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	61774LCA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-4-X1	61774LBD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	61774LBE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X1	61774LBJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5-X2	61774LBK4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	61774LBR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	61774LBS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	61774LBW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	61774LBX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	61774LCB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	61774LCC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	2,319,103.27
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,032,228.20	Master Servicing Fee	5,443.12
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,494.79
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	266.09
ARD Interest	0.00	Operating Advisor Fee	1,122.90
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	191.58
Extension Interest	0.00
Interest Reserve Withdrawal	144,284.46
Total Interest Collected	2,176,512.66	Total Fees	12,808.48

Principal		Expenses/Reimbursements
Scheduled Principal	155,456.74	Reimbursement for Interest on Advances	57.65
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	155,456.74	Total Expenses/Reimbursements	57.65

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,163,646.53
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	155,456.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,319,103.27
Total Funds Collected	2,331,969.40	Total Funds Distributed	2,331,969.40

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	684,231,226.56	684,231,226.56	Beginning Certificate Balance	684,231,226.48
(-) Scheduled Principal Collections	155,456.74	155,456.74	(-) Principal Distributions	155,456.74
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	684,075,769.82	684,075,769.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	684,231,226.56	684,231,226.56	Ending Certificate Balance	684,075,769.74
Ending Actual Collateral Balance	684,075,769.82	684,075,769.82

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.08)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.08)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.79%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	8	21,191,026.40	3.10%	108	4.2736	2.626059	1.60 or less	11	148,115,118.01	21.65%	108	4.2937	1.269800
5,000,001 to 10,000,000	15	105,334,101.85	15.40%	101	4.0790	2.916066	1.61 to 2.00	7	79,287,926.96	11.59%	108	4.2981	1.729196
10,000,001 to 20,000,000	12	171,648,166.81	25.09%	107	4.0964	2.022791	2.01 to 2.40	8	131,297,500.00	19.19%	93	3.6942	2.204792
20,000,001 to 30,000,000	7	184,258,754.76	26.94%	98	3.6571	2.193753	2.41 to 2.80	5	103,550,000.00	15.14%	108	3.6309	2.518281
30,000,001 to 40,000,000	4	133,643,720.00	19.54%	108	3.5683	2.397930	2.81 to 3.20	9	176,364,418.66	25.78%	108	3.3790	3.087007
40,000,001 or greater	1	68,000,000.00	9.94%	108	3.5016	2.540000	3.21 or greater	7	45,460,806.19	6.65%	91	3.9266	4.125622
Totals	47	684,075,769.82	100.00%	104	3.8186	2.349776	Totals	47	684,075,769.82	100.00%	104	3.8186	2.349776
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	2,643,425.92	0.39%	108	3.5016	2.540000	Ohio	3	3,219,844.21	0.47%	108	3.7325	2.908796
Arizona	2	6,476,323.15	0.95%	108	4.5412	5.477404	Oregon	1	10,675,000.00	1.56%	108	3.8750	2.100000
Arkansas	2	2,515,518.14	0.37%	108	3.5016	2.540000	Pennsylvania	1	852,716.39	0.12%	108	3.5016	2.540000
California	6	78,884,175.47	11.53%	84	3.5000	2.186042	South Carolina	3	8,495,594.75	1.24%	107	4.0012	2.724501
Connecticut	3	9,556,206.53	1.40%	109	3.8801	4.515051	Tennessee	2	3,419,760.88	0.50%	108	3.8647	3.120000
Florida	2	15,285,368.70	2.23%	109	4.2278	3.080377	Texas	3	3,726,377.53	0.54%	108	3.5016	2.540000
Georgia	1	7,825,378.14	1.14%	106	3.5600	1.970000	Utah	1	3,709,916.14	0.54%	107	3.8850	2.430000
Indiana	4	3,134,943.99	0.46%	108	3.7091	2.871524	Virginia	1	2,596,318.50	0.38%	108	3.8647	3.120000
Iowa	2	28,018,472.29	4.10%	108	4.2446	2.025687	Washington	1	12,000,000.00	1.75%	107	3.9550	1.590000
Kansas	1	1,133,920.72	0.17%	108	3.8647	3.120000	Washington, DC	1	68,000,000.00	9.94%	108	3.0494	3.070000
Kentucky	1	2,600,790.25	0.38%	108	3.5016	2.540000	West Virginia	1	2,131,794.84	0.31%	108	3.5016	2.540000
Louisiana	6	7,499,655.91	1.10%	108	3.5016	2.540000	Wyoming	1	682,174.50	0.10%	108	3.5016	2.540000
Maine	1	1,961,251.41	0.29%	108	3.5016	2.540000	Totals	125	684,075,769.82	100.00%	104	3.8186	2.349776
Maryland	2	5,131,586.52	0.75%	108	4.2695	2.381512
									Property Type³
Massachusetts	17	41,967,192.21	6.13%	107	3.7085	2.280631
Michigan	19	68,104,174.56	9.96%	97	4.0208	2.283615		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Minnesota	2	1,826,850.98	0.27%	108	3.6782	2.822201		Properties	Balance	Agg. Bal.			DSCR¹
Mississippi	1	810,082.27	0.12%	108	3.5016	2.540000	Industrial	18	34,904,075.20	5.10%	108	3.8678	2.808045
Nebraska	1	665,119.93	0.10%	108	3.5016	2.540000	Lodging	8	46,382,429.65	6.78%	108	4.2753	3.378882
Nevada	3	39,124,639.68	5.72%	108	4.4456	1.931478	Mixed Use	7	31,009,926.91	4.53%	107	4.0645	2.543847
New Hampshire	1	2,511,170.56	0.37%	108	3.8647	3.120000	Multi-Family	16	78,348,589.60	11.45%	108	4.1234	1.396518
New Jersey	8	14,243,490.21	2.08%	108	3.9329	2.442604	Office	19	261,275,027.48	38.19%	98	3.4774	2.568304
New York	16	215,163,933.98	31.45%	107	3.9367	2.053924	Other	5	4,111,200.00	0.60%	70	3.7780	3.300000
North Carolina	3	4,796,538.98	0.70%	108	3.5016	2.540000	Retail	46	203,719,142.83	29.78%	108	3.9856	2.038569
North Dakota	1	2,686,061.58	0.39%	108	3.5016	2.540000	Self Storage	6	24,325,378.14	3.56%	106	3.8541	2.651387
							Totals	125	684,075,769.82	100.00%	104	3.8186	2.349776

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.2490% or less	5	139,213,720.00	20.35%	94	2.8536	2.958988	12 months or less	27	429,037,933.33	62.72%	108	3.8867	2.386533
	3.2500% to 3.4990%	1	3,000,000.00	0.44%	106	3.4170	5.820000	13 months to 24 months	20	255,037,836.49	37.28%	96	3.7040	2.287941
	3.5000% to 3.9990%	17	239,529,453.34	35.02%	104	3.7505	2.597389	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% or greater	24	302,332,596.48	44.20%	108	4.3208	1.838644	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	684,075,769.82	100.00%	104	3.8186	2.349776	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	47	684,075,769.82	100.00%	104	3.8186	2.349776
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	118 months or less	47	684,075,769.82	100.00%	104	3.8186	2.349776	Interest Only	34	528,290,295.20	77.23%	103	3.6858	2.411560
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	1	6,020,118.67	0.88%	108	4.6200	5.700000
	Totals	47	684,075,769.82	100.00%	104	3.8186	2.349776	301 months or greater	12	149,765,355.95	21.89%	108	4.2549	1.997168
								Totals	47	684,075,769.82	100.00%	104	3.8186	2.349776
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		15	227,671,624.02	33.28%	104	3.8413	2.364887			No outstanding loans in this group
	12 months or less	32	456,404,145.80	66.72%	103	3.8073	2.342238
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	684,075,769.82	100.00%	104	3.8186	2.349776
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A5	30320801	OF	Washington	DC	Actual/360	3.049%	94,870.22	0.00	0.00	N/A	03/09/32	--	40,000,000.00	40,000,000.00	03/09/23
1A9	30320805				Actual/360	3.049%	66,409.16	0.00	0.00	N/A	03/09/32	--	28,000,000.00	28,000,000.00	03/09/23
2A-1-A	30320806	Various Various		Various	Actual/360	3.502%	185,195.73	0.00	0.00	N/A	03/01/32	--	68,000,000.00	68,000,000.00	03/01/23
3A3	30320810	MF	Brooklyn	NY	Actual/360	4.045%	78,652.78	0.00	0.00	N/A	03/06/32	--	25,000,000.00	25,000,000.00	02/06/23
3A5	30320811				Actual/360	4.045%	78,652.78	0.00	0.00	N/A	03/06/32	--	25,000,000.00	25,000,000.00	02/06/23
3A7	30320812				Actual/360	4.045%	4,719.17	0.00	0.00	N/A	03/06/32	--	1,500,000.00	1,500,000.00	02/06/23
3A9	30320813				Actual/360	4.045%	1,573.06	0.00	0.00	N/A	03/06/32	--	500,000.00	500,000.00	02/06/23
4A-3-C1	30320814	OF	New York	NY	Actual/360	2.792%	23,886.77	0.00	0.00	N/A	01/09/32	--	11,000,000.00	11,000,000.00	03/09/23
4A-3-C4	30320815				Actual/360	2.792%	65,609.83	0.00	0.00	N/A	01/09/32	--	30,213,720.00	30,213,720.00	03/09/23
5A4	30320816	OF	New York	NY	Actual/360	4.910%	76,377.78	0.00	0.00	N/A	02/06/32	--	20,000,000.00	20,000,000.00	03/06/23
5A6	30320817				Actual/360	4.910%	53,082.56	0.00	0.00	N/A	02/06/32	--	13,900,000.00	13,900,000.00	03/06/23
6	30320818	RT	Las Vegas	NV	Actual/360	4.510%	115,756.67	0.00	0.00	N/A	03/01/32	--	33,000,000.00	33,000,000.00	03/01/23
7A2	30320819	RT	Troy	MI	Actual/360	4.000%	94,671.11	0.00	0.00	N/A	03/01/32	--	30,430,000.00	30,430,000.00	03/01/23
8A7	30320820	OF	San Jose	CA	Actual/360	2.494%	58,205.00	0.00	0.00	N/A	12/06/26	04/06/32	30,000,000.00	30,000,000.00	03/06/23
9A1	30320821	LO	Various	NY	Actual/360	4.170%	89,786.46	47,135.79	0.00	N/A	03/06/32	--	27,683,390.55	27,636,254.76	03/06/23
10	30508660	RT	Waukee	IA	Actual/360	4.250%	91,307.71	0.00	0.00	N/A	03/06/32	--	27,622,500.00	27,622,500.00	03/06/23
11A-2-D	30320823	IN	Various	Various	Actual/360	3.865%	36,414.41	0.00	0.00	N/A	03/06/32	--	12,114,537.60	12,114,537.60	03/06/23
11A-2-E	30320824				Actual/360	3.865%	36,414.41	0.00	0.00	N/A	03/06/32	--	12,114,537.60	12,114,537.60	03/06/23
12	30320825	OF	Brooklyn	NY	Actual/360	3.750%	61,250.00	0.00	0.00	N/A	01/06/32	--	21,000,000.00	21,000,000.00	03/06/23
13A-2-3	30508640	Various Detroit		MI	Actual/360	3.778%	29,384.44	0.00	0.00	N/A	01/01/29	--	10,000,000.00	10,000,000.00	03/01/23
13A-2-4	30508641				Actual/360	3.778%	29,384.44	0.00	0.00	N/A	01/01/29	--	10,000,000.00	10,000,000.00	03/01/23
14A2	30320828	RT	Various	Various	Actual/360	3.885%	60,433.33	0.00	0.00	N/A	02/06/32	--	20,000,000.00	20,000,000.00	03/06/23
15	30508695	OF	Anaheim	CA	Actual/360	4.205%	63,775.83	0.00	0.00	N/A	04/06/32	--	19,500,000.00	19,500,000.00	03/06/23
16A3	30320829	Various Various		NY	Actual/360	3.960%	46,200.00	0.00	0.00	N/A	02/06/32	--	15,000,000.00	15,000,000.00	03/06/23
17	30320830	RT	Corona	CA	Actual/360	4.275%	43,611.86	22,257.65	0.00	N/A	01/06/32	--	13,116,349.26	13,094,091.61	03/06/23
18	30320831	MF	Boston	MA	Actual/360	3.954%	37,672.83	0.00	0.00	N/A	01/06/32	--	12,250,000.00	12,250,000.00	03/06/23
19	30320832	OF	Vancouver	WA	Actual/360	3.955%	36,913.33	0.00	0.00	N/A	02/06/32	--	12,000,000.00	12,000,000.00	03/06/23
20	30508573	IN	Bend	OR	Actual/360	3.875%	32,173.26	0.00	0.00	N/A	03/06/32	--	10,675,000.00	10,675,000.00	03/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
21	30320833	MF	Southfield	MI	Actual/360	4.560%	31,521.50	14,401.59	0.00	N/A	04/06/32	--	8,887,639.82	8,873,238.23	03/06/23
22	30320834	MU	Wildwood	FL	Actual/360	3.980%	24,764.44	0.00	0.00	N/A	04/06/32	--	8,000,000.00	8,000,000.00	03/06/23
23	30320835	SS	Villa Rica	GA	Actual/360	3.560%	21,707.71	14,484.34	0.00	N/A	01/06/32	--	7,839,862.48	7,825,378.14	03/06/23
24	30508733	OF	Shelton	CT	Actual/360	3.860%	22,516.67	0.00	0.00	N/A	04/06/32	--	7,500,000.00	7,500,000.00	03/06/23
25	30320836	LO	Brooksville	FL	Actual/360	4.500%	25,540.63	11,954.08	0.00	N/A	03/06/32	--	7,297,322.78	7,285,368.70	03/06/23
26	30320837	OF	New City	NY	Actual/360	4.230%	22,454.25	11,040.78	0.00	N/A	02/06/32	--	6,825,000.00	6,813,959.22	03/06/23
27	30320838	LO	Holbrook	AZ	Actual/360	4.620%	21,678.74	12,925.20	0.00	N/A	03/06/32	--	6,033,043.87	6,020,118.67	03/06/23
28	30320839	SS	Various	SC	Actual/360	4.058%	18,937.33	0.00	0.00	N/A	02/06/32	--	6,000,000.00	6,000,000.00	03/06/23
29	30320840	MU	New York	NY	Actual/360	3.600%	15,540.00	0.00	0.00	N/A	04/01/32	--	5,550,000.00	5,550,000.00	03/01/23
30	30320841	LO	North Las Vegas	NV	Actual/360	4.128%	17,498.44	9,409.29	0.00	N/A	01/06/32	--	5,450,096.81	5,440,687.52	03/06/23
31	30320842	SS	Swansea	MA	Actual/360	4.073%	17,423.39	0.00	0.00	N/A	01/06/32	--	5,500,000.00	5,500,000.00	03/06/23
32	30320843	MF	Southfield	MI	Actual/360	4.560%	18,562.66	8,480.94	0.00	N/A	04/06/32	--	5,233,832.31	5,225,351.37	03/06/23
33	30320844	RT	Various	Various	Actual/360	4.255%	17,540.06	0.00	0.00	N/A	03/01/32	--	5,300,000.00	5,300,000.00	03/01/23
34	30320845	MU	Roslyn Heights	NY	Actual/360	5.200%	18,402.22	0.00	0.00	N/A	03/06/32	--	4,550,000.00	4,550,000.00	03/06/23
35	30320846	RT	Bronx	NY	Actual/360	3.960%	12,320.00	0.00	0.00	N/A	04/01/32	--	4,000,000.00	4,000,000.00	03/01/23
36	30508459	MU	Brooklyn	NY	Actual/360	3.850%	10,480.56	0.00	0.00	N/A	03/06/32	--	3,500,000.00	3,500,000.00	03/06/23
37	30320847	SS	Detroit	MI	Actual/360	3.417%	7,973.00	0.00	0.00	N/A	01/06/32	--	3,000,000.00	3,000,000.00	03/06/23
38	30508085	RT	Baltimore	MD	Actual/360	4.835%	8,064.11	3,367.08	0.00	N/A	04/06/32	--	2,144,393.48	2,141,026.40	03/06/23
39	30320848	SS	West Amwell	NJ	Actual/360	4.447%	6,917.56	0.00	0.00	N/A	01/06/32	--	2,000,000.00	2,000,000.00	03/06/23
Totals							2,032,228.20	155,456.74	0.00				684,231,226.56	684,075,769.82
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A5	0.00	47,542,818.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A9	0.00	47,542,818.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1-A	0.00	6,538,321.01	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	0.00	5,304,623.26	03/04/22	09/30/22	--	0.00	0.00	78,579.86	78,579.86	0.00	0.00
3A5	0.00	5,304,623.26	03/04/22	09/30/22	--	0.00	0.00	78,579.86	78,579.86	0.00	0.00
3A7	0.00	5,304,623.26	03/04/22	09/30/22	--	0.00	0.00	4,714.79	4,714.79	0.00	0.00
3A9	0.00	5,304,623.26	03/04/22	09/30/22	--	0.00	0.00	1,571.60	1,571.60	0.00	0.00
4A-3-C1	0.00	93,154,204.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-3-C4	0.00	93,154,204.76	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A4	0.00	14,448,209.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5A6	0.00	14,448,209.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	2,635,038.87	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A7	0.00	31,259,645.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	0.00	8,444,776.86	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	2,600,887.55	03/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-2-D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-2-E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	1,914,110.39	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-2-3	0.00	57,498,852.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-2-4	0.00	57,498,852.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	2,047,950.42	03/14/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	1,082,365.27	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	818,971.25	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	838,796.32	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,008,639.71	03/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	1,083,760.86	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	865,753.27	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	1,549,202.88	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	1,458,322.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	2,559,003.29	03/04/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	1,255,277.67	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	487,339.12	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	453,479.24	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	354,610.02	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	425,400.04	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	461,106.77	03/01/22	12/31/22	--	0.00	0.00	0.00	0.00	6,748.63	0.00
37	0.00	609,465.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	212,232.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	209,990.48	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	0.00	517,681,109.88				0.00	0.00	163,446.11	163,446.11	6,748.63	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.818586%	3.794519%	104
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.818687%	3.794619%	105
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.818761%	3.794691%	106
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.818834%	3.794763%	107
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.818914%	3.794842%	108
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.818987%	3.794914%	109
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.819066%	3.794991%	110
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.819139%	3.795062%	111
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.819211%	3.795133%	112
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.819289%	3.795210%	113
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.819360%	3.795280%	114
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
3A3	30320810	02/06/23	0	B	78,579.86	78,579.86	0.00		25,000,000.00
3A5	30320811	02/06/23	0	B	78,579.86	78,579.86	0.00		25,000,000.00
3A7	30320812	02/06/23	0	B	4,714.79	4,714.79	0.00		1,500,000.00
3A9	30320813	02/06/23	0	B	1,571.60	1,571.60	0.00		500,000.00
Totals					163,446.11	163,446.11	0.00		52,000,000.00
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		684,075,770	684,075,770		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	684,075,770	684,075,770	0	0	0	0
Feb-23	684,231,227	684,231,227	0	0	0	0
Jan-23	684,345,441	684,345,441	0	0	0	0
Dec-22	684,459,237	684,459,237	0	0	0	0
Nov-22	684,582,551	684,582,551	0	0	0	0
Oct-22	684,695,480	684,695,480	0	0	0	0
Sep-22	684,817,957	684,817,957	0	0	0	0
Aug-22	684,930,026	684,930,026	0	0	0	0
Jul-22	685,041,685	685,041,685	0	0	0	0
Jun-22	685,162,938	685,162,938	0	0	0	0
May-22	685,273,745	685,273,745	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	57.65	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	57.65	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			57.65

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29